RELATED PARTY TRANSACTIONS - Accounts receivable from affiliated corporations (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTY TRANSACTIONS
Total receivables	$ 9,704	$ 7,021
Parent
RELATED PARTY TRANSACTIONS
Accounts receivable	2,185	533
Interest receivable		4,174
Dividends receivable	5,034
Corporations under common control
RELATED PARTY TRANSACTIONS
Accounts receivable	$ 2,485	$ 2,314